Concentration Risks - Schedule of Concentration of Customers and Suppliers (Details)	6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	9.00%	15.00%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage			15.00%
Customer Concentration Risk [Member] | Customer G [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	9.00%	14.00%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage			14.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	26.00%		17.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	10.00%		7.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage			1.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	5.00%		3.00%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage			8.00%
Credit Concentration Risk [Member] | Customer H [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	13.00%		8.00%
Credit Concentration Risk [Member] | Customer I [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	13.00%		9.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	12.00%	19.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	12.00%	16.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	13.00%	12.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage		10.00%
Supplier Concentration Risk [Member] | Supplier E [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	14.00%
Supplier Concentration Risk [Member] | Supplier H [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	11.00%	4.00%
Supplier Concentration Risk [Member] | Supplier I [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	11.00%	6.00%
Supplier Concentration Risk [Member] | Supplier F [Member] | Accounts Payable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage			36.00%
Supplier Concentration Risk [Member] | Supplier G [Member] | Accounts Payable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	77.00%		55.00%
Supplier Concentration Risk [Member] | Supplier J [Member] | Accounts Payable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	13.00%		9.00%